Post Employment Benefits - Summary of Pension Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Pension obligations	€ 614	€ 398
Total	€ 614	€ 398